Business Combination - Additional Information (Detail) $ / shares in Units, $ in Millions		7 Months Ended	12 Months Ended
	Jun. 01, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 19, 2022
Disclosure of detailed information about business combination [line items]
Provisional locked box payment received			$ 683
Dividends paid			(3,160)	$ (471)	$ (811)
Consideration paid received			1,082
BHP Petroleum International Pty Ltd [member]
Disclosure of detailed information about business combination [line items]
Percentage of shareholders voted for merger						66.00%
Percentage of voting equity interests acquired	100.00%
Number of instruments or interests issued or issuable | shares	914,768,948
Acquisition related costs			419
Acquisition related costs paid classified as operating activities	$ 419		357
Payments for share issue costs			5
Shares issued, at fair value	$ 19,265	$ 19,265	19,265
Business acquisition share price | $ / shares	$ 21.06
Provisional locked box payment received			1,513
Dividends paid			830
Revenue of acquiree since acquisition date		4,653
Profit (loss) of acquiree since acquisition date		$ 2,042
Revenue of combined entity as if combination occurred at beginning of period			3,115
Profit (loss) of combined entity as if combination occurred at beginning of period			1,265
Contingent liabilities recognised in business combination	$ 79
Goodwill generated allocated to net deferred tax liability	1,958
Goodwill generated allocated to cash generating unit	2,656
Goodwill expected to be deductible for tax purposes	$ 0
Percentage of forfeiture rate	3.00%
Share replacement awards recognized in business combination	$ 18
Gross provisional locked box payment received			1,513
Fair value of the replacement awards	$ 49
Provisonal lock box payment received classfied as investing activities			683
Consideration paid received			399
BHP Petroleum International Pty Ltd [member] | Cash Flows as Financing Activities [member]
Disclosure of detailed information about business combination [line items]
Provisional locked box payment received			$ 683